Concentrations (Tables)	12 Months Ended
Sep. 30, 2025
Concentrations [Abstract]
Schedule of Single Customers

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the years ended September 30,
	2025	%	2024		%	2023		%
Company A	$1,785,000	99.97	$	*	*	$	*	*
Company N	*	*		*	*		76,338	100.00
Company Q	*	*		250,192	94.88		*	*
	$1,785,000	99.97		$259,192	94.88		$76,338	100.00

*	represents the % is below 10% which is not presented.

Schedule of Allowance for Credit Losses for the Receivable Risk

Balances of the allowance for credit losses for the receivable items by each risk category are as follows:

	As of September 30,
	2025	2024
Balances of items with low risk	$14	$403,435
Balances of items with default risk	5,595,965	3,233,275
Total	$5,595,979	$3,636,710

Schedule of Allowance for Credit Losses for Accounts Receivable

Movement of the allowance for credit losses for accounts receivable is as follows:

	As of September 30,
	2025	2024
Balance at beginning of the year	$28	$86
Current year addition (reversal)	3,981	(58)
Written-off as uncollectible	—	—
Changes due to foreign exchange	—	—
Balance at end of the year	$4,009	$28

Movement of the allowance for credit losses for contract assets, note receivables, prepaid expenses, deposits and other receivables recorded in prepaid expenses and other assets and amount due from related parties is as follows:

	As of September 30,
	2025	2024
Balance at beginning of the year	$3,636,682	$1,655,075
Current year addition	3,522,462	1,960,371
Written-off as uncollectible	(1,570,395)	—
Changes due to foreign exchange	3,221	21,236
Balance at end of the year	$5,591,970	$3,636,682

Schedule of Single Customers

The aging of accounts receivable before allowance for uncollectible receivables is as follows:

	0 – 90 days	90 – 180 days	over 1 year	Total
Referral fees	4,155	—	—	4,155
Advisory service fees	—	—	—	—
Management fees	—	—	—	—
Balance as of 9/30/2024	$4,155	$—	$—	$4,155
Referral fees	—	—	4,009	4,009
Balance as of 9/30/2025	$—	$—	$4,009	$4,009

Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses

The aging of prepaid expenses and other assets before allowance for current expected credit losses is as follows:

	0 – 90 days	90 – 180 days	180 days – 1 year	over 1 year	Total
Fund advance payment	—	—	—	445,846	445,846
Prepaid deposit for acquisition	—	—	2,000,000	1,543,210	3,543,210
Deposit for long term investment	2,750,000	—	—	—	2,750,000
Rental deposit	—	—	—	—	—
Prepayment	137,500	—	444,444	38,256	620,200
Others	935	—	13,472	19,867	34,274
Balance as of 9/30/2024	$2,888,435	$—	$2,457,916	$2,047,179	$7,393,530
Fund advance payment	—	—	—	—	—
Deposit for long term investment	—	—	250,000	2,750,000	3,000,000
Amount due from PFHL	—	—	—	1,685,300	1,685,300
Rental deposit	—	—	9,252	—	9,252
Prepayment	—	3,824	1,064	—	4,888
Others	—	—	—	15,420	15,420
Balance as of 9/30/2025	$—	$3,824	$260,316	$4,450,720	$4,714,860